Note 31 - Related party transactions	12 Months Ended
Dec. 31, 2024
Note 31 - Related party transactions
Note 31 - Related party transactions

31        Related party transactions

As of December 31, 2024:

•	San Faustin S.A., a Luxembourg société anonyme, owned 713,605,187 shares in the Company, representing 61.37% of the Company’s share capital and 65.81% of the voting rights.
•	San Faustin owned all of its shares in the Company through its wholly-owned subsidiary Techint Holdings S.à.r.l., a Luxembourg société à responsabilité limitée (“Techint”), who is the holder of record of the above-mentioned Tenaris shares.
•	Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin, a private foundation located in the Netherlands (Stichting) (“RP STAK”) held voting shares in San Faustin sufficient in number to control San Faustin.
•	No person or group of persons controls RP STAK.

Based on the information most recently available to the Company, Tenaris’s directors and senior management as a group owned 0.07% of the Company’s share capital and 0.08% of the voting rights.

Transactions and balances disclosed as with “associated companies” are those with companies over which Tenaris exerts significant influence in accordance with IFRS, but does not have control. Transactions and balances disclosed as with “joint ventures” are those with companies over which Tenaris exerts joint control in accordance with IFRS, but does not have control. All other transactions and balances with related parties which are not non-consolidated parties and which are not consolidated are disclosed as “other related parties”.

		Year ended December 31,
(i)	Transactions	2024	2023	2022
	(a) Sales of goods, services and other transactions
	Sales of goods to associated companies	37,551	56,152	100,019
	Sales of goods to other related parties	83,250	121,679	151,884
	Sales of services and others to associated companies	3,456	1,564	1,472
	Sales of services and others to joint ventures	139	135	131
	Sales of services and others to other related parties	127,940	109,553	109,123
		252,336	289,083	362,629
	(b) Purchases of goods, services and other transactions
	Purchases of goods to associated companies	154,772	324,556	555,257
	Purchases of goods to joint ventures	23,466	72,741	101,620
	Purchases of goods to other related parties	70,425	61,366	51,040
	Purchases of services and others to associated companies	17,544	13,349	13,759
	Purchases of services and others to other related parties	55,576	76,751	36,767
		321,783	548,763	758,443
	(c) Financial Results
	Income from joint ventures	6,218	5,645	3,804
		6,218	5,645	3,804

	(d) Dividends
	Dividends received from associated companies	71,211	69,216	64,189
	Dividends distributed to Techint Holdings S.àr.l.	478,115	385,347	321,122

		At December 31,
(ii)	Period-end balances	2024	2023
	(a) Arising from sales / purchases of goods / services and other transactions
	Receivables from associated companies	3,133	7,589
	Receivables from joint ventures	68,759	63,374
	Receivables from other related parties	47,713	62,986
	Payables to associated companies	(23,531)	(21,012)
	Payables to joint ventures	(52)	(28,361)
	Payables to other related parties	(12,165)	(11,488)
		83,857	73,088
	(b) Financial debt
	Finance lease liabilities from associated companies	(1,026)	(1,459)
	Finance lease liabilities from other related parties	(260)	(375)
		(1,286)	(1,834)

In addition to the tables above, the Company issued various guarantees in favor of Techgen; for further details, please see note 14 (c) and note 27 (ii) to these Consolidated Financial Statements. No other material guarantees were issued in favor of other related parties.

Directors and senior management compensation

During the years ended December 31, 2024, 2023 and 2022, the cash compensation of Directors and Senior managers amounted to $33.4 million, $47.5 million and $35.2 million respectively. These amounts include cash benefits paid to certain senior managers in connection with the pre-existing retirement plans. In addition, Directors and Senior managers received 448, 388 and 437 thousand units for a total amount of $6.9 million, $5.6 million and $5.1 million respectively in connection with the Employee retention and long-term incentive program mentioned in note II.P.3 “Employee benefits – Other long-term benefits” to these Consolidated Financial Statements.